Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 58,465
Cost of revenue	1,185,630
Gross loss	(1,127,165)
Operating expenses
Selling, general and administrative	14,770,678	9,351,552
Research and development	1,949,406	4,129,688
Impairment of ENTADFI assets	14,687,346
Impairment of deposit on asset purchase agreement	3,500,000
Total operating expenses	34,907,430	13,481,240
Loss from operations	(36,034,595)	(13,481,240)
Other income (expense)
Loss on extinguishment of note payable	(490,000)
Interest expense	(671,625)
Change in fair value of subscription agreement liability	(134,100)
Change in fair value of contingent warrant liability	(91,967)	61,410
Total other income (expense)	(1,387,692)	61,410
Loss before income taxes	(37,422,287)	(13,419,830)
Income tax benefit	12,593
Net loss	(37,409,694)	(13,419,830)
Cumulative preferred stock dividends		96,359
Net loss attributable to common stockholders	$ (37,409,694)	$ (13,516,189)
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (2.19)	$ (1.1)
Weighted average number of common shares outstanding, basic (in Shares)	17,111,374	12,271,449
Other comprehensive loss
Net loss	$ (37,409,694)	$ (13,419,830)
Foreign currency translation	2,374,957
Change in pension benefit obligation	5,963
Total comprehensive loss attributable to common stockholders	$ (35,028,774)	$ (13,419,830)